Schedule of Investments (unaudited)
September 30, 2024
BlackRock LifePath® Index 2040 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 77.6%
iShares Core MSCI Total International Stock ETF	45,189,686	$ 3,282,126,894
iShares Developed Real Estate Index Fund, Class K	47,353,653	497,213,355
Large Cap Index Master Portfolio	$5,925,598,682	5,925,598,682
Master Small Cap Index Series	$406,193,231	406,193,231
		10,111,132,162
Fixed-Income Funds — 22.4%
iShares TIPS Bond ETF(b)	5,341,986	590,129,193
iShares U.S. Intermediate Credit Bond Index Fund	36,732,313	373,934,944
iShares U.S. Intermediate Government Bond Index Fund	40,366,004	403,256,382
iShares U.S. Long Credit Bond Index Fund	53,158,461	513,510,733
iShares U.S. Long Government Bond Index Fund	46,607,663	395,699,062
iShares U.S. Securitized Bond Index Fund	65,927,985	638,842,173
		2,915,372,487

Security	Shares	Value
Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.05%(c)(d)	11,640,104	$ 11,650,580
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.88%(c)	7,470,184	7,470,184
		19,120,764
Total Investments — 100.2% (Cost: $9,055,257,725)		13,045,625,413
Liabilities in Excess of Other Assets — (0.2)%		(20,246,855)
Net Assets — 100.0%		$ 13,025,378,558

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares/ Investment Value Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 17,533,403	$ —	$ (5,854,282)(a)	$ (24,013)	$ (4,528)	$ 11,650,580	11,640,104	$ 58,194 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	29,141,565	—	(21,671,381)(a)	—	—	7,470,184	7,470,184	800,335	—
iShares Core MSCI Total International Stock ETF	2,989,440,377	168,355,442	(229,240,722)	12,220,391	341,351,406	3,282,126,894	45,189,686	45,075,608	—
iShares Developed Real Estate Index Fund, Class K	447,459,821	45,186,466	(45,683,955)	(1,836,091)	52,087,114	497,213,355	47,353,653	8,669,733	—
iShares TIPS Bond ETF	477,594,408	106,095,990	(9,531,965)	(1,906,973)	17,877,733	590,129,193	5,341,986	10,770,175	—
iShares U.S. Intermediate Credit Bond Index Fund	267,289,582	102,556,822	(5,053,362)	(81,206)	9,223,108	373,934,944	36,732,313	10,326,048	—
iShares U.S. Intermediate Government Bond Index Fund	293,893,372	106,380,929	(5,354,535)	(166,670)	8,503,286	403,256,382	40,366,004	7,710,234	—
iShares U.S. Long Credit Bond Index Fund	465,178,520	63,303,023	(21,381,951)	(1,883,880)	8,295,021	513,510,733	53,158,461	18,363,529	—
iShares U.S. Long Government Bond Index Fund	314,485,905	86,982,233	(8,898,879)	(2,039,453)	5,169,256	395,699,062	46,607,663	9,960,164	—
iShares U.S. Securitized Bond Index Fund	535,612,041	99,710,669	(10,035,190)	(689,503)	14,244,156	638,842,173	65,927,985	16,408,709	—
Master Small Cap Index Series	297,642,374	72,862,405 (a)(c)	—	13,037,780	22,650,672	406,193,231	$406,193,231	3,526,564	—
Large Cap Index Master Portfolio	5,153,013,693	—	(231,814,490)(a)(c)	21,213,622	983,185,857	5,925,598,682	$5,925,598,682	56,370,527	—
				$ 37,844,004	$ 1,462,583,081	$ 13,045,625,413		$ 188,039,820	$ —

(a)	Represents net amount purchased (sold).
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock LifePath® Index 2040 Fund

(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical, unrestricted assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 3,779,340,249	$ —	$ —	$ 3,779,340,249
Fixed-Income Funds	2,915,372,487	—	—	2,915,372,487
Money Market Funds	19,120,764	—	—	19,120,764
	$6,713,833,500	$—	$—	6,713,833,500
Investments Valued at NAV(a)				6,331,791,913
				$ 13,045,625,413

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International